Fair Value Measurements (Details) - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 414,761,087	$ 339,127,494
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	63,313,234	53,555,615
Fair Value, Inputs, Level 1, Level 2, and Level 3 | NW Natural Holding Company unitized stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	12,236,653	10,360,750
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	40,446,472	35,737,764
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,630,109	7,457,101
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	63,313,234	53,555,615
Level 1 | NW Natural Holding Company unitized stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	12,236,653	10,360,750
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	40,446,472	35,737,764
Level 1 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,630,109	7,457,101
Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | NW Natural Holding Company unitized stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | NW Natural Holding Company unitized stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	351,447,853	285,571,879
NAV | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 351,447,853	$ 285,571,879